Financial Instruments - Loan receivables by type of borrower (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Amounts due from affiliate	$ 2,481	$ 4,328
Advances/ loans to joint ventures	3,679	3,536
Payment activity [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Trade receivable	4,485	1,228
Amounts due from affiliate	2,481	4,328
Advances/ loans to joint ventures	$ 3,679	$ 3,536